CASH AND CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2011
CASH AND CASH EQUIVALENTS

Note 5          CASH AND CASH EQUIVALENTS

As of the financial statement date, the Company’s cash and cash equivalents totaled 8,531 KUSD (previous year: 1,745 KUSD). Included in that amount are cash equivalents of 20 KUSD (previous year: 42 KUSD). 250 KUSD are in accounts that are subject to federal deposit insurance as of the financial statement date. (No insurance in previous year.)